N-2	12 Months Ended
Jul. 31, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002041900
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Columbia Credit Income Opportunities Fund
Class A [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 20.36
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A
Outstanding Security, Held [Shares] | shares	2,715,681
Institutional Class [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 20.38
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Institutional Class
Outstanding Security, Held [Shares] | shares	138,497